Loans (Detail Textuals)	12 Months Ended
	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 227,069,000	$ 202,393,000
Residential mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of nonaccrual loans | Loan	1
Financing receivable, recorded Investment, nonaccrual status	$ 63,000
Checking line of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of nonaccrual loans | Loan	1
Financing receivable, recorded Investment, nonaccrual status	$ 1,000
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 188,573,000	$ 177,037,000
Percentage of portfolio loans	83.00%	87.50%
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of nonaccrual loans | Loan	1
Financing receivable, recorded Investment, nonaccrual status	$ 18,000
Total loans	$ 16,797,000	$ 14,523,000
Percentage of portfolio loans	7.40%	7.20%
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 5,103,000	$ 5,146,000
Percentage of portfolio loans	2.20%	2.50%
Term of loan	20 years
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 6,134,000	$ 1,251,000
Percentage of portfolio loans	2.70%	0.60%
Additional unadvanced portion of loans	$ 5,000,000	$ 1,300,000
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 8,440,000	$ 3,522,000
Percentage of portfolio loans	3.70%	1.70%
Maximum adjustable rate loans term	15 years
Maximum loan to value ratio	80.00%
Other Loans Portfolio Segment | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 1,947,000	$ 853,000
Percentage of portfolio loans	0.90%	0.40%
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 75,000	$ 61,000
Percentage of portfolio loans	0.10%	0.10%